Issuance of Stock Options (Details) (USD $)	0 Months Ended				12 Months Ended
	Dec. 03, 2013	Oct. 23, 2013	Sep. 02, 2013	Aug. 01, 2013	Dec. 31, 2013	Dec. 31, 2012
Summary of employee and non-employee stock options outstanding
Stock Options Outstanding, Ending Balance					9,000,000
Weighted average grant date fair value of options granted
Stock Options [Member]
Summary of employee and non-employee stock options outstanding
Stock Options Outstanding, Beginning Balance					150,000
Stock options, granted	4,025,000	150,000	200,000	2,075,000	9,350,000	150,000
Stock Options, Exercised
Stock Options, Forfeited, expired or cancelled					(350,000)
Stock Options Outstanding, Ending Balance					9,150,000	150,000
Weighted Average Exercise Price Outstanding, Beginning Balance					$ 0.75
Weighted Average Exercise Price, Granted					$ 0.30	$ 0.75
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited, expired or cancelled					$ 0.47
Weighted-Average Exercise Price, Outstanding, Ending Balance					$ 0.31	$ 0.75
Weighted Average Grant Date Fair Value, Outstanding Beginning Balance					$ 0.05
Weighted average grant date fair value of options granted			$ 0.70	$ 0.50	$ 0.13	$ 0.05
Weighted Average Grant Date Fair Value, Forfeited, expired or cancelled
Weighted Average Grant Date Fair Value, Exercised
Weighted Average Grant Date Fair Value, Outstanding Ending Balance					$ 0.13	$ 0.05
Stock Options, Exercisable
Exercisable, Vested					212,500
Exercisable, Forfeited
Stock Options, Exercisable					212,500
Weighted Average Exercise Price, Vested					$ 0.24
Weighted Average Grant Date Fair Value, Vested					$ 0.10
Weighted Average Exercise Price, Exercisable					$ 0.24
Weighted Average Grant Date Fair Value, Exercisable					$ 0.10
Weighted Average Remaining Contractual Term,Exercisable					4 years 6 months
Exercisable, Intrinsic Value					$ 245
Weighted Average Contractual Life, Outstanding					4 years 8 months 12 days	0 years
Aggregate intrinsic value, Outstanding					$ 10,013